Related Party Transactions - Other (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019
Administrative Services Agreement
Total administrative services expenses	$ 11,748,000		$ 0		$ 12,349,000	$ 0
Diamond eagle acquisition
Sponsor Loans
Proceeds from Related Party Debt		$ 300,000					$ 60,675	$ 300,000
Repayments of Related Party Debt		60,875						60,675
Administrative Services Agreement
Maximum administrative services expenses per month		15,000						15,000
Total administrative services expenses		45,000		$ 0				90,000
Working Capital Loans
Maximum amount of working capital loans		$ 1,500,000						$ 1,500,000
Exercise price of warrants		$ 1.50					$ 1.50	$ 1.50